Leases (Tables)	6 Months Ended
Sep. 30, 2025
Leases [Abstract]
Schedule of Lease-Related Assets and Liabilities

The table below presents the lease-related assets and liabilities recorded on the consolidated balance sheet.

	September 30, 2025	March 31, 2025

Assets
Finance lease, right-of-use assets, net	$568,447	$622,075
Operating lease, right-of-use assets, net	1,145,034	126,372

Total right-of-use asset	$1,713,481	$748,447

Liabilities
Current:
Finance lease liabilities	$235,513	$308,125
Operating lease liabilities	400,072	115,945
	635,585	424,070

Non-current:
Finance lease liabilities	102,093	216,430
Operating lease liabilities	735,886	-
	837,979	216,430

Total lease liabilities	$1,473,564	$640,500
	Six months ended September 30,
	2025	2024

Finance lease cost:
Interest on lease liabilities (per ASC 842)	$8,699	$14,527

Operating lease cost:
Operating lease expense (per ASC 842)	99,993	77,656

Total lease expense	$108,692	$92,183

Schedule of Maturities of Finance Lease Liabilities

As of September 30, 2025 and March 31, 2025, the maturities of finance lease liabilities (excluding short-term leases) were as follows:

	September 30, 2025	March 31, 2025

Less than 1 year	$243,921	$322,296
More than 1 year	103,824	221,097
Total undiscounted lease payments	347,745	543,393
Less: Interest	(10,139)	(18,838)

	$337,606	$524,555

Representing:-
Current liabilities	$235,513	$308,125
Non-current liabilities	102,093	216,430
	337,606	524,555

Schedule of Maturities of Operating Lease Liabilities

As of March 31, 2025 and March 31, 2024, the maturities of operating lease liabilities (excluding short-term leases) were as follows:

	September 30, 2025	March 31, 2025

Less than 1 year (current liabilities)	$400,072	$115,945
From 1 to 2 years (non-current liabilities)	735,886	-
	$1,135,958	$115,945